INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Raw materials	$21,517	$14,023
Work in process	24,166	12,112
Finished goods	2,221	—

Total inventories	$47,904	$26,135